UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/07

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   APRIL 20,2007


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   69

Form 13F Information Table Entry Total:       $222,794,000.00


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1011    13229 SH       Sole                                      13229
AT&T Inc.                      COM              00206r102     2949    74779 SH       Sole                                      74779
Abbott Labs                    COM              002824100     5403    96821 SH       Sole                                      96821
Adobe Systems Inc              COM              00724f101      242     5800 SH       Sole                                       5800
Amgen Inc                      COM              031162100      241     4304 SH       Sole                                       4304
Anglogold Ashanti Ltd          COM              035128206     3164    70950 SH       Sole                                      70950
Archer Daniels Mid             COM              039483102      261     7100 SH       Sole                                       7100
Assoc Banc-Corp                COM              045487105      351    10457 SH       Sole                                      10457
BHP Billiton LTD               COM              088606108     6101   125926 SH       Sole                                     125926
BP PLC                         COM              055622104     6422    99179 SH       Sole                                      99179
Bank of Hawaii Corp            COM              062540109      276     5200 SH       Sole                                       5200
Baxter Intl Inc                COM              071813109      263     5000 SH       Sole                                       5000
CVS Caremark Corp              COM              126650100     1004    29400 SH       Sole                                      29400
Caterpillar Inc                COM              149123101     4843    72249 SH       Sole                                      72249
Chevron Corp                   COM              166764100     6135    82953 SH       Sole                                      82953
Cisco Systems                  COM              17275R102      235     9220 SH       Sole                                       9220
Citigroup Inc                  COM              172967101      930    18110 SH       Sole                                      18110
ConocoPhillips                 COM              20825c104     8650   126555 SH       Sole                                     126555
Developers Diversified Rlty    COM              251591103     1940    30848 SH       Sole                                      30848
Dominion Resources             COM              25746u109     5014    56484 SH       Sole                                      56484
Duke Realty Corp               COM              264411505     2174    50006 SH       Sole                                      50006
Emerson Elec                   COM              291011104      358     8300 SH       Sole                                       8300
Enbridge Energy Prtners LP     COM              29250r106     1664    29771 SH       Sole                                      29771
Encana Corp                    COM              292505104     4278    84486 SH       Sole                                      84486
Exxon Mobil Corp               COM              30231g102     8078   107068 SH       Sole                                     107068
FedEx Corp                     COM              31428x106     1190    11075 SH       Sole                                      11075
First American Bankshares      COM                             906     1600 SH       Sole                                       1600
General Dynamics               COM              369550108     4787    62661 SH       Sole                                      62661
General Electric               COM              369604103     9871   279171 SH       Sole                                     279171
Goldcorp Inc                   COM              380956409     3315   137996 SH       Sole                                     137996
Gulf Keystone Petro            COM              g4209g100       19    15000 SH       Sole                                      15000
Health Care Realty Tr.         COM              421946104     1730    46387 SH       Sole                                      46387
IBM Corp                       COM              459200101     1255    13315 SH       Sole                                      13315
Illinois Tool Works            COM              452308109     1778    34448 SH       Sole                                      34448
J.P. Morgan Chase & Co         COM              46625h100      717    14822 SH       Sole                                      14822
Johnson&Johnson                COM              478160104     6771   112365 SH       Sole                                     112365
Kellogg Co                     COM              487836108     3290    63967 SH       Sole                                      63967
Kimberly Clark                 COM              494368103      448     6538 SH       Sole                                       6538
Liberty Property               COM              531172104     5711   117228 SH       Sole                                     117228
Lockheed Martin Corp.          COM              539830109     6054    62401 SH       Sole                                      62401
Marshall & Ilsley              COM              571834100     4828   104261 SH       Sole                                     104261
McDonald's Corp                COM              580135101      428     9496 SH       Sole                                       9496
McGraw-Hill                    COM              580645109      755    12008 SH       Sole                                      12008
Microsoft Corp                 COM              594918104     3157   113287 SH       Sole                                     113287
Newmont Mining Corp            COM              802176107     4294   102267 SH       Sole                                     102267
Northern States Financial Corp COM              665751103      236    11250 SH       Sole                                      11250
Novartis Ag Adr                COM              66987v109     2229    40805 SH       Sole                                      40805
Oneok Partners,L.P.5/06 Frmly  COM              68268n103     5609    83096 SH       Sole                                      83096
Oshkosh Truck Corp             COM              688239201      612    11540 SH       Sole                                      11540
Pepsico, Inc.                  COM              713448108     5644    88800 SH       Sole                                      88800
Petro Canada                   COM              71644e102     1209    30845 SH       Sole                                      30845
Pfizer Inc                     COM              717081103     4701   186114 SH       Sole                                     186114
Plum Creek Timber Co. Inc.     COM              729251108     4889   124033 SH       Sole                                     124033
Procter & Gamble               COM              742718109     6556   103803 SH       Sole                                     103803
Raytheon Co Com New            COM              755111507     3637    69335 SH       Sole                                      69335
Royal Gold Inc.                COM              780287108      677    22485 SH       Sole                                      22485
Schlumberger                   COM              806857108     9882   143010 SH       Sole                                     143010
Suncor Energy Inc              COM              867229106     9221   120776 SH       Sole                                     120776
Sysco Corp                     COM              871829107     6076   179606 SH       Sole                                     179606
Trimble Navigation             COM              896239100      398    14820 SH       Sole                                      14820
U.S. Bancorp                   COM              902973304     4485   128244 SH       Sole                                     128244
Union Pacific                  COM              907818108     1061    10450 SH       Sole                                      10450
United Parcel SVC Inc          COM              911312106     2775    39580 SH       Sole                                      39580
Verizon Comm.                  COM              92343v104     4115   108529 SH       Sole                                     108529
Vodafone Group PLC             COM              92857w209      308    11474 SH       Sole                                      11474
Walgreen Co                    COM              931422109     6894   150227 SH       Sole                                     150227
Wells Fargo                    COM              949746101     3897   113184 SH       Sole                                     113184
Wisconsin Energy               COM              976657106      318     6550 SH       Sole                                       6550
Wyeth                          COM              983024100     4074    81432 SH       Sole                                      81432

											FORM 13F INFORMATION TABLE